UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/12

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus
High Yield
Strategies Fund

SEMIANNUAL REPORT September 30, 2012

Dreyfus High Yield Strategies Fund
Protecting Your Privacy

Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.

  Information about your transactions with us, such as the purchase or sale of Fund shares.

  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC
PERSONAL INFORMATION WITH ANYONE, EXCEPT
AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily rep resent the views of Dreyfus or any other person in the Dreyfus organi zation. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Cash Flows
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
37	Officers and Trustees
FOR MORE INFORMATION
Back Cover

Dreyfus High Yield
Strategies Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus HighYield Strategies Fund covers the six-month period from April 1, 2012, through September 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

     Credit markets remained volatile over the past six months, as prices rose and fell according to investors’ changing expectations of global and domestic economic conditions.When viewed over a longer time frame, however, the pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. Even U.S. employment numbers, which have been volatile over short periods, averaged approximately 150,000 new jobs a month so far in 2012, roughly unchanged from the monthly average in 2011.

The sustained but subpar U.S. expansion appears likely to continue over the foreseeable future. On one hand, the economy has responded to a variety of stimulative measures, most notably an aggressively accommodative monetary policy. On the other hand, the prospect of automatic spending cuts and tax hikes scheduled for the end of 2012 has weighed on economic growth by contributing to a temporary postponement of spending decisions among consumers and businesses. Indeed, the ability of the U.S. political system to address both this “fiscal cliff” and long-term deficit reduction could go a long way toward shaping the 2013 market environment. As always, we urge you to speak regularly with your financial advisor to discuss how changing economic conditions may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2012, through September 30, 2012, as provided by Chris Barris, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended September 30, 2012, Dreyfus HighYield Strategies Fund achieved a total return of 6.93% (on a net asset value basis) and produced aggregate income dividends of $0.23 per share.1 In comparison, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 6.49% for the same period.2

High yield bonds fared relatively well over the reporting period, mainly due to robust business fundamentals, strong corporate earnings and low default rates. Favorable supply-and-demand dynamics also supported bond prices. The fund produced a higher return than its benchmark mainly due to the success of our security selection strategy in the energy, leisure and utilities industry groups.

The Fund’s Investment Approach

The fund primarily seeks high current income.The fund also seeks capital growth as a secondary objective, to the extent consistent with its objective of seeking high current income.The fund invests primarily in income securities of U.S. issuers of below investment-grade credit quality. Issuers of below investment-grade securities may include companies in early stages of development and companies with a highly leveraged financial structure. To compensate investors for taking on greater risk, such companies typically must offer higher yields than those offered by more established or conservatively financed companies.

Fundamental and Technical Factors Buoyed High Yield Bonds

The reporting period began in the wake of a strong rally among high yield bonds stemming from robust U.S. employment gains, greater manufacturing activity, and other encouraging domestic economic news. In addition, a quantitative easing program in Europe appeared to forestall a more severe banking crisis in the region, and monetary policymakers in China seemed to have engineered a “soft landing” and lower inflation in a major engine of global growth. Consequently, investors grew more tolerant of risks,

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

and they turned away from traditional safe havens, such as U.S. government securities, and toward riskier market sectors expected to benefit from better economic conditions.

However, these positive influences were called into question soon after the reporting period began, when the U.S. labor market’s rebound slowed as the public sector shed jobs and employment gains in the private sector proved more anemic than expected. Meanwhile, proposed austerity programs to relieve fiscal pressures in Europe encountered political resistance, sparking worries that recent progress might be derailed.These headwinds triggered a renewed flight to perceived safe havens, sending yields of U.S.Treasury securities to record lows.

However, high yield securities held up relatively well, buoyed by improving business fundamentals, strong corporate earnings and lower-than-average default rates. In addition, the high yield market benefited from robust demand from investors seeking competitively high levels of current income in a low interest-rate environment. Robust levels of investor demand readily absorbed an increased supply of securities amid improved access to capital markets and greater refinancing activity among corporate issuers.

Credit Selection Strategy Supported Fund Performance

The fund’s relative performance was bolstered by favorable results from our credit selection strategy, which produced especially good results in the utilities and leisure industry groups. One of the issuers among the fund’s utility holdings agreed to an acquisition offer during the reporting period, boosting the value of its bonds. In the leisure group, a U.S. movie theater chain was acquired by a Chinese company.The fund also benefited from strong security selections in and underweighted exposure to the energy sector. Finally, the fund’s leveraging strategy proved beneficial, magnifying returns in the generally favorable market environment.

On the other hand, the fund’s relative results were undermined to a degree when we shifted to a more defensive investment posture over the summer, in which we trimmed the fund’s exposure to some of its more volatility-sensitive bonds. The fund also was hurt by overweighted exposure to the gaming industry, where a Latin American casino operator’s bonds lost value amid rumors that its Argentina operations might be nationalized. In addition, the fund suffered a mild shortfall through an underweighted position in the finance sector.

Adjusting to a Changing Market Environment

Although we have been encouraged by recently improved economic data, we also are aware that the U.S. economy remains vulnerable to a number of headwinds, including the ongoing European financial crisis, a slowdown in the emerging markets, and concerns about automatic tax hikes and spending reductions scheduled for year-end. Consequently, we have adopted a cautiously constructive investment posture. We generally have found opportunities meeting our investment criteria among high yield credits with “single-B” ratings, while the lower “triple-C” rating tier appears less attractive to us. In addition, we remain watchful for opportunities to capture better relative values as market conditions evolve, and we are prepared to adjust the fund’s strategies accordingly.

October 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation during the period. Had these expenses not been absorbed, the fund’s return would have been lower. Pursuant to an agreement in effect through March 31, 2013,The Dreyfus
Corporation will absorb certain fund expenses, at which time it may be extended, modified or terminated.
2 SOURCE: FACTSET — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
BofA Merrill Lynch U.S. HighYield Master II Constrained Index is an unmanaged performance benchmark composed of U.S. dollar-denominated domestic andYankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted.Total allocations to an issuer are capped at 2%. Investors cannot invest directly in any index.

The Fund	5

STATEMENT OF INVESTMENTS
September 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—138.6%	Rate (%)	Date	Amount ($)[a]		Value ($)
Casinos—8.6%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	565,000	[b,c]	610,200
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	1,130,000	[b]	1,220,400
Boyd Acquisition,
Gtd. Notes	8.38	2/15/18	510,000	[b,c]	532,950
Boyd Gaming,
Gtd. Notes	9.00	7/1/20	1,975,000	[b,c]	2,024,375
Caesars Entertainment Operating,
Scd. Notes	10.00	12/15/18	3,455,000	[b]	2,280,300
Caesars Entertainment Operating,
Sr. Scd. Notes	11.25	6/1/17	1,850,000	[b]	1,998,000
CityCenter Holdings,
Sr. Scd. Notes	7.63	1/15/16	750,000	[b]	804,375
Codere Finance Luxembourg,
Sr. Scd. Notes	9.25	2/15/19	400,000	[b,c]	332,000
MGM Resorts International,
Gtd. Notes	10.00	11/1/16	2,845,000	[b]	3,271,750
MGM Resorts International,
Gtd. Notes	11.38	3/1/18	3,455,000	[b]	4,094,175
Peninsula Gaming,
Gtd. Notes	10.75	8/15/17	2,750,000	[b]	3,121,250
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	2,580,000	[b]	2,902,500
Pinnacle Entertainment,
Gtd. Notes	8.75	5/15/20	1,095,000	[b]	1,214,081
Scientific Games International,
Gtd. Notes	9.25	6/15/19	250,000	[b]	278,750
					24,685,106
Consumer Discretionary—25.3%
Allbritton Communications,
Sr. Unscd. Notes	8.00	5/15/18	1,855,000	[b]	2,026,587
AMC Networks,
Gtd. Notes	7.75	7/15/21	1,215,000	[b]	1,379,025
Cablevision Systems,
Sr. Unscd. Notes	8.63	9/15/17	1,775,000	[b]	2,072,313
CCH II Capital,
Gtd. Notes	13.50	11/30/16	1,750,286	[b]	1,903,436

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary (continued)
Cequel Communications Holdings I,
Sr. Unscd. Notes		8.63	11/15/17	3,600,000	[b,c]	3,861,000
Chrysler Group,
Scd. Notes		8.25	6/15/21	2,710,000	[b]	2,899,700
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	1,115,000		1,359,398
Clear Channel Communications,
Sr. Scd. Notes		9.00	3/1/21	835,000	[b]	747,325
Cumulus Media Holdings,
Gtd. Notes		7.75	5/1/19	1,765,000	[b]	1,725,287
Entravision Communications,
Sr. Scd. Notes		8.75	8/1/17	616,000	[b]	668,360
Ferrellgas,
Sr. Unscd. Notes		9.13	10/1/17	1,135,000	[b]	1,222,963
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	1,450,000	[b]	1,613,125
Gray Television,
Gtd. Notes		7.50	10/1/20	1,355,000	[c]	1,355,000
Gray Television,
Scd. Notes		10.50	6/29/15	4,065,000	[b]	4,425,769
Hillman Group,
Gtd. Notes		10.88	6/1/18	2,050,000	[b]	2,214,000
J Crew Group,
Gtd. Notes		8.13	3/1/19	1,485,000	[b]	1,562,963
Lear,
Gtd. Notes		8.13	3/15/20	620,000	[b]	703,700
McJunkin Red Man,
Sr. Scd. Notes		9.50	12/15/16	2,375,000	[b]	2,573,906
Neiman Marcus Group,
Gtd. Notes		10.38	10/15/15	3,680,000	[b]	3,762,800
Nexstar/Mission Broadcasting,
Scd. Notes		8.88	4/15/17	220,000	[b]	240,350
Quebecor Media,
Sr. Unscd. Notes		7.75	3/15/16	2,025,000	[b]	2,090,812
Rite Aid,
Gtd. Notes		9.50	6/15/17	2,920,000	[b]	3,018,550
Rite Aid,
Scd. Notes		10.38	7/15/16	1,935,000	[b]	2,055,938

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary (continued)
Salem Communications,
Scd. Notes		9.63	12/15/16	4,818,000	[b]	5,384,115
Schaeffler Finance,
Sr. Scd. Notes		7.75	2/15/17	390,000	[b,c]	432,900
Schaeffler Finance,
Sr. Scd. Notes		8.50	2/15/19	730,000	[b,c]	821,250
Shea Homes Funding,
Sr. Scd. Notes		8.63	5/15/19	3,200,000	[b]	3,584,000
Sinclair Television Group,
Sr. Notes		6.13	10/1/22	1,005,000	[c]	1,011,281
Sinclair Television Group,
Scd. Notes		9.25	11/1/17	1,945,000	[b,c]	2,163,813
Standard Pacific,
Gtd. Notes		8.38	5/15/18	2,025,000	[b]	2,346,469
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	440,000	[c]	470,800
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	1,885,000	[b,c]	2,016,950
Tomkins,
Scd. Notes		9.00	10/1/18	1,238,000	[b,d]	1,386,560
UCI International,
Gtd. Notes		8.63	2/15/19	3,035,000	[b]	3,035,000
Unitymedia Hessen,
Sr. Scd. Notes		7.50	3/15/19	1,870,000	[b,c]	2,061,675
Unitymedia Kabel,
Gtd. Notes	EUR	9.63	12/1/19	1,310,000		1,864,382
Wolverine World Wide,
Gtd. Notes		6.13	10/15/20	470,000	[c]	486,450
						72,547,952
Consumer Staples—1.7%
Michael Foods Group,
Gtd. Notes		9.75	7/15/18	2,898,000	[b]	3,245,760
Post Holdings,
Gtd. Notes		7.38	2/15/22	1,530,000	[b,c]	1,633,275
						4,879,035
Energy—9.6%
American Petroleum Tankers Parent,
Sr. Scd. Notes		10.25	5/1/15	2,159,000	[b]	2,277,745

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Antero Resources Finance,
Gtd. Notes		9.38	12/1/17	3,505,000	[b]	3,890,550
Aurora USA Oil & Gas,
Gtd. Notes		9.88	2/15/17	900,000	[b,c]	963,000
Chesapeake Energy,
Gtd. Notes		9.50	2/15/15	3,185,000	[b]	3,523,406
EP Energy Everest Acquisition,
Gtd. Notes		7.75	9/1/22	320,000	[b,c]	327,200
Everest Acquisition,
Sr. Unscd. Notes		9.38	5/1/20	2,200,000	[b,c]	2,400,750
Halcon Resources,
Gtd. Notes		9.75	7/15/20	870,000	[b,c]	891,750
Kodiak Oil & Gas,
Gtd. Notes		8.13	12/1/19	1,765,000	[b,c]	1,873,106
Northern Oil and Gas,
Gtd. Notes		8.00	6/1/20	1,955,000	[b]	2,023,425
Offshore Group Investment,
Sr. Scd. Notes		11.50	8/1/15	4,575,000	[b]	5,078,250
Techem Energy Metering
Service & Co. Sr. Sub. Notes	EUR	7.88	10/1/20	1,435,000	[c]	1,927,028
Trinidad Drilling,
Sr. Unscd. Notes		7.88	1/15/19	2,060,000	[b,c]	2,235,100
						27,411,310
Entertainment & Gaming—2.0%
AMC Entertaiment,
Gtd. Notes		9.75	12/1/20	3,715,000	[b]	4,202,594
Regal Entertainment Group,
Gtd. Notes		9.13	8/15/18	1,350,000	[b]	1,515,375
						5,717,969
Financial—16.8%
Ally Financial,
Gtd. Notes		7.50	9/15/20	1,410,000	[b]	1,623,262
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,840,000	[b]	2,154,640
Boparan Finance,
Gtd. Notes	EUR	9.75	4/30/18	1,530,000		2,089,009
Host Hotels & Resorts,
Gtd. Notes		9.00	5/15/17	1,775,000	[b]	1,943,625

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
HUB International Holdings,
Sr. Sub. Notes		10.25	6/15/15	5,073,000	[b,c]	5,232,292
Hub International,
Gtd. Notes		8.13	10/15/18	1,965,000	[c]	1,999,388
Icahn Enterprises Finance,
Gtd. Notes		8.00	1/15/18	5,345,000	[b]	5,759,238
Interactive Data,
Gtd. Notes		10.25	8/1/18	1,580,000	[b]	1,769,600
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	[b]	3,810,038
International Lease Finance,
Sr. Unscd. Notes		8.63	9/15/15	1,155,000	[b,d]	1,319,588
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,675,000	[b]	1,984,875
Lloyds TSB Bank
Sub. Notes	EUR	11.88	12/16/21	690,000	[d]	1,021,506
Lloyds TSB Bank,
Sub. Notes	GBP	10.75	12/16/21	2,385,000	[d]	4,308,652
Nuveen Investments,
Sr. Unscd. Notes		9.50	10/15/20	1,790,000	[c]	1,790,000
Odeon & UCI Finco,
Sr. Scd. Notes	GBP	9.00	8/1/18	950,000		1,557,075
ROC Finance,
Scd. Notes		12.13	9/1/18	1,550,000	[b,c]	1,805,750
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,915,000	[d]	2,150,281
SLM,
Sr. Unscd. Notes		8.00	3/25/20	940,000	[b]	1,090,400
SLM,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	[b]	3,146,380
USI Holdings,
Gtd. Notes		9.75	5/15/15	1,555,000	[b,c]	1,580,269
						48,135,868
Health Care—8.4%
Accellent,
Gtd. Notes		10.00	11/1/17	1,475,000	[b]	1,253,750
American Renal Associates
Holdings, Sr. Unscd. Notes		9.75	3/1/16	1,124,171	[b]	1,202,863

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care (continued)
American Renal Holdings,
Sr. Scd. Notes	8.38	5/15/18	985,000	[b]	1,044,100
Amerigroup,
Sr. Unscd. Notes	7.50	11/15/19	695,000	[b]	815,322
Biomet,
Gtd. Notes	6.50	8/1/20	570,000	[c]	592,087
Biomet,
Gtd. Notes	11.63	10/15/17	6,150,000	[b]	6,557,437
CDRT Holding,
Sr. Notes	9.25	10/1/17	1,350,000	[c]	1,309,500
HCA Holdings,
Sr. Unscd. Notes	7.75	5/15/21	5,250,000	[b]	5,748,750
Iasis Healthcare,
Gtd. Notes	8.38	5/15/19	1,055,000	[b]	1,012,800
Physio-Control International,
Sr. Scd. Notes	9.88	1/15/19	1,285,000	[b,c]	1,413,500
STHI Holding,
Scd. Notes	8.00	3/15/18	840,000	[b,c]	898,800
Tenet Healthcare,
Sr. Scd. Notes	8.88	7/1/19	195,000	[b]	221,325
Tenet Heathcare,
Sr. Scd. Notes	10.00	5/1/18	398,000	[b]	461,680
United Surgical Partners
International, Gtd. Notes	9.00	4/1/20	1,425,000	[b,c]	1,553,250
					24,085,164
Industrial—17.5%
ADS Waste Holdings,
Sr. Notes	8.25	10/1/20	680,000	[c]	695,300
Aramark Holdings,
Sr. Unscd. Notes	8.63	5/1/16	2,055,000	[b,c]	2,111,533
Brickman Group Holdings,
Sr. Notes	9.13	11/1/18	2,695,000	[b,c]	2,775,850
Casella Waste Systems,
Gtd. Notes	7.75	2/15/19	3,235,000	[b]	3,186,475
Cenveo,
Scd. Notes	8.88	2/1/18	625,000	[b]	595,313
Ceridian,
Sr. Scd. Notes	8.88	7/15/19	700,000	[b,c]	759,500

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Industrial (continued)
Ceridian,
Gtd. Notes		11.25	11/15/15	473,000	[b,d]	468,270
Ceridian,
Gtd. Notes		12.25	11/15/15	1,488,150	[b]	1,488,150
Dyncorp International,
Gtd. Notes		10.38	7/1/17	535,000	[b]	464,113
Emergency Medical Services,
Gtd. Notes		8.13	6/1/19	1,505,000	[b]	1,602,825
Garda World Security,
Sr. Unscd. Notes		9.75	3/15/17	2,000,000	[b,c]	2,110,000
Good Sam Enterprises,
Sr. Scd. Notes		11.50	12/1/16	1,790,000	[b]	1,906,350
Isabelle Acquisition Sub,
Sr. Unscd. Notes		10.00	11/15/18	1,420,000	[b,c]	1,546,025
Kratos Defense & Security
Solutions, Sr. Scd. Notes		10.00	6/1/17	2,380,000	[b]	2,582,300
Manitowoc,
Gtd. Notes		8.50	11/1/20	3,100,000	[b]	3,483,625
Marquette
Transportation Finance,
Scd. Notes		10.88	1/15/17	2,940,000	[b]	3,109,050
Mobile Mini,
Gtd. Notes		7.88	12/1/20	2,460,000	[b]	2,681,400
Navios Maritime Acquisition,
Sr. Scd. Notes		8.63	11/1/17	850,000	[b]	813,875
Navios Maritime Holdings,
Gtd. Notes		8.13	2/15/19	1,500,000	[b]	1,361,250
Navios Maritime Holdings,
Sr. Scd. Notes		8.88	11/1/17	910,000	[b]	938,437
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	1,180,000	[b]	1,115,100
Obrascon Huarte Lain,
Sr. Unscd. Notes	EUR	8.75	3/15/18	735,000		982,292
Ply Gem Industries,
Sr. Scd. Notes		8.25	2/15/18	795,000	[b]	833,756
RBS Global/Rexnord,
Gtd. Notes		8.50	5/1/18	2,395,000	[b]	2,652,462
Reliance Intermediate Holdings,
Sr. Scd. Notes		9.50	12/15/19	2,515,000	[b,c]	2,892,250

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Industrial (continued)
Roofing Supply Group,
Gtd. Notes	10.00	6/1/20	345,000	[b,c]	377,775
ServiceMaster,
Gtd. Notes	8.00	2/15/20	255,000	[b]	271,575
TransUnion Holding,
Sr. Unscd. Notes	9.63	6/15/18	1,015,000	[b,c]	1,111,425
UR Merger Sub,
Gtd. Notes	8.38	9/15/20	1,125,000	[b]	1,209,375
UR Merger Sub,
Gtd. Notes	9.25	12/15/19	1,675,000	[b]	1,896,938
Welltec,
Sr. Scd. Notes	8.00	2/1/19	1,990,000	[b,c]	2,079,550
					50,102,139
Information Technology—6.3%
Alion Science and Technology,
Sr. Scd. Notes	12.00	11/1/14	6,351	[b]	5,986
CDW Finance,
Gtd. Notes	8.50	4/1/19	3,748,000	[b]	4,094,690
Epicor Software,
Gtd. Notes	8.63	5/1/19	2,565,000	[b]	2,718,900
First Data,
Scd. Notes	8.25	1/15/21	1,636,000	[b,c]	1,640,090
First Data,
Gtd. Notes	9.88	9/24/15	115,000	[b]	117,300
First Data,
Gtd. Notes	10.55	9/24/15	2,245,000	[b]	2,309,544
Infor US,
Gtd. Notes	9.38	4/1/19	1,475,000	[b,c]	1,644,625
Sophia,
Gtd. Notes	9.75	1/15/19	1,240,000	[b,c]	1,339,200
Wireco WorldGroup,
Gtd. Notes	9.50	5/15/17	3,675,000	[b]	3,950,625
Zayo Group,
Sr. Scd. Notes	8.13	1/1/20	200,000		219,500
					18,040,460
Materials—20.6%
AEP Industries,
Sr. Unscd. Notes	8.25	4/15/19	2,125,000	[b]	2,263,125

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Materials (continued)
American Gilsonite,
Sr. Scd. Notes		11.50	9/1/17	1,665,000	[b,c]	1,719,112
American Rock Salt,
Scd. Notes		8.25	5/1/18	935,000	[b,c]	853,187
Arcelormittal,
Sr. Unscd. Bonds		10.10	6/1/19	1,543,000	[b,d]	1,779,557
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	1,817,701	[b,c]	1,817,701
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,000,000	[c]	2,130,000
Ardagh Packaging Finance,
Sr. Scd. Notes	EUR	9.25	10/15/20	1,625,000		2,161,293
Beverage Packaging
Holdings Luxembourg II,
Gtd. Notes	EUR	8.00	12/15/16	325,000		415,031
BWAY Holding,
Gtd. Notes		10.00	6/15/18	1,080,000	[b]	1,220,400
BWAY Parent,
Sr. Unscd. Notes		10.13	11/1/15	2,396,836	[b]	2,540,646
Consolidated Container,
Gtd. Notes		10.13	7/15/20	1,030,000	[b,c]	1,102,100
Dynacast International,
Scd. Notes		9.25	7/15/19	2,375,000	[b]	2,517,500
FMG Resources August 2006,
Gtd. Notes		8.25	11/1/19	3,415,000	[b,c]	3,329,625
Global Brass and Copper,
Sr. Scd. Notes		9.50	6/1/19	930,000	[b,c]	1,013,700
Hexion U.S. Finance/Nova Scotia,
Scd. Notes		9.00	11/15/20	1,860,000	[b]	1,669,350
Huntsman International,
Gtd. Notes		8.63	3/15/20	2,030,000	[b]	2,304,050
Huntsman International,
Gtd. Notes		8.63	3/15/21	1,515,000	[b]	1,742,250
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	305,000	[b,c]	311,100
Ineos Finance,
Sr. Scd. Bonds		8.38	2/15/19	1,225,000	[b,c]	1,293,906
Ineos Finance,
Sr. Scd. Notes		9.00	5/15/15	1,100,000	[b,c]	1,168,750

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Materials (continued)
Ineos Group Holdings,
Scd. Notes		8.50	2/15/16	1,400,000	[b,c]	1,330,000
JMC Steel Group,
Sr. Notes		8.25	3/15/18	2,660,000	[b,c]	2,726,500
Murray Energy,
Scd. Notes		10.25	10/15/15	690,000	[b,c]	679,650
OXEA Finance,
Sr. Scd. Notes		9.50	7/15/17	1,493,000	[b,c]	1,638,567
Packaging Dynamics,
Sr. Scd. Notes		8.75	2/1/16	740,000	[b,c]	784,400
Plastipak Holdings,
Sr. Notes		10.63	8/15/19	1,539,000	[b,c]	1,769,850
Reynolds Group,
Sr. Scd. Notes	EUR	7.75	10/15/16	115,000	[d]	154,061
Reynolds Group,
Gtd. Notes		8.50	5/15/18	4,155,000	[b,d]	4,238,100
Reynolds Group,
Gtd. Notes		9.88	8/15/19	2,230,000	[b]	2,383,313
Sappi Papier Holding,
Sr. Scd. Notes		7.75	7/15/17	730,000	[c]	783,837
Sappi Papier Holding,
Sr. Scd. Notes		8.38	6/15/19	310,000	[c]	332,862
Sealed Air,
Gtd. Notes		8.13	9/15/19	1,270,000	[b,c]	1,419,225
Sealed Air,
Gtd. Notes		8.38	9/15/21	1,030,000	[b,c]	1,158,750
Severstal Columbus,
Sr. Scd. Notes		10.25	2/15/18	5,700,000	[b]	5,728,500
Suncoke Energy,
Gtd. Notes		7.63	8/1/19	470,000	[b]	479,400
						58,959,398
Telecommunications—17.0%
Cincinnati Bell,
Gtd. Notes		8.38	10/15/20	2,175,000	[b]	2,349,000
CommScope,
Gtd. Notes		8.25	1/15/19	2,755,000	[b,c]	2,989,175
CPI International,
Gtd. Notes		8.00	2/15/18	1,355,000	[b]	1,297,413

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Telecommunications (continued)
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	1,725,000	[c]	1,819,875
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	3,014,000	[c]	3,097,186
Digicel Group,
Sr. Unscd. Notes	10.50	4/15/18	3,231,000	[c]	3,546,023
Digicel,
Sr. Unscd. Notes	8.25	9/1/17	1,215,000	[c]	1,324,350
Digicel,
Sr. Unscd. Notes	12.00	4/1/14	780,000	[c]	873,600
Eileme 2,
Gtd. Notes	11.63	1/31/20	2,900,000	[b,c]	3,269,750
Goodman Networks,
Sr. Scd. Notes	12.38	7/1/18	1,060,000	[b,c,d]	1,138,175
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	2,010,000	[b]	2,236,125
Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	4,119,000	[b]	4,371,289
Level 3 Financing,
Gtd. Notes	8.13	7/1/19	1,000,000	[b]	1,067,500
Level 3 Financing,
Gtd. Notes	8.63	7/15/20	2,430,000	[b]	2,633,513
Sable International Finance,
Sr. Scd. Notes	8.75	2/1/20	1,470,000	[b,c]	1,646,400
Sprint Nextel,
Gtd. Notes	9.00	11/15/18	930,000	[b,c]	1,118,325
Sprint Nextel,
Sr. Unscd. Notes	11.50	11/15/21	5,325,000	[b]	6,689,531
Virgin Media Finance,
Gtd. Notes, Ser. 1	9.50	8/15/16	1,775,000	[b]	1,974,688
West,
Gtd. Notes	7.88	1/15/19	1,400,000	[b]	1,449,000

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]			Value ($)
Telecommunications (continued)
West,
Gtd. Notes	8.63	10/1/18	3,145,000	[b]		3,317,975
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	650,000	[c]		615,875
						48,824,768
Utilities—4.8%
AES,
Sr. Unscd. Notes	9.75	4/15/16	3,195,000	[b]		3,834,000
Calpine,
Sr. Scd. Notes	7.50	2/15/21	1,435,000	[b,c]		1,556,975
Calpine,
Sr. Scd. Notes	7.88	1/15/23	2,330,000	[b,c]		2,586,300
GenOn Energy,
Sr. Unscd. Notes	9.50	10/15/18	3,064,000	[b]		3,492,960
NRG Energy,
Gtd. Notes	7.63	5/15/19	2,015,000	[b]		2,145,975
						13,616,210
Total Bonds and Notes
(cost $376,224,063)						397,005,379

Preferred Stocks—.9%			Shares			Value ($)
Financial
GMAC Capital Trust I,
Ser. 2, Cum. $2.03
(cost $2,492,932)			98,738		[d]	2,479,311
			Principal
Short-Term Investments—.1%			Amount ($)		[a]	Value ($)
U.S. Treasury Bills;
0.10%, 2/7/13
(cost $249,906)			250,000			249,911

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $335,019)	335,019 [e]	335,019

Total Investments (cost $379,301,920)	139.7%	400,069,620
Liabilities, Less Cash and Receivables	(39.7%)	(113,759,951)
Net Assets	100.0%	286,309,669

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound
b Collateral for Revolving Credit and Security Agreement.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At September 30, 2012, these securities were valued at $122,634,643 or 42.8% of net assets.
d Variable rate security—interest rate subject to periodic change.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	138.6	Short-Term/
Preferred Stocks	.9	Money Market Investments	.2
			139.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	378,966,901	399,734,601
Affiliated issuers	335,019	335,019
Cash denominated in foreign currencies	1,922,257	1,919,356
Dividends and interest receivable		9,644,268
Receivable for investment securities sold		6,415,820
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		137,231
Prepaid expenses		73,555
		418,259,850
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)		266,544
Loan payable—Note 2		120,000,000
Payable for investment securities purchased		11,375,149
Interest and loan fees payable—Note 2		127,496
Accrued expenses		180,992
		131,950,181
Net Assets ($)		286,309,669
Composition of Net Assets ($):
Paid-in capital		360,379,480
Accumulated undistributed investment income—net		1,248,768
Accumulated net realized gain (loss) on investments		(96,262,881)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		20,944,302
Net Assets ($)		286,309,669
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		72,413,201
Net Asset Value, offering and redemption price per share ($)		3.95

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	16,327,038
Cash dividends:
Unaffiliated issuers	100,281
Affiliated issuers	4,171
Total Income	16,431,490
Expenses:
Management fee—Note 3(a)	1,805,508
Interest expense—Note 2	862,428
Professional fees	89,882
Registration fees	47,993
Trustees’ fees and expenses—Note 3(b)	45,756
Prospectus and shareholders’ reports	36,302
Custodian fees—Note 3(a)	21,761
Shareholder servicing costs—Note 3(a)	14,244
Miscellaneous	51,001
Total Expenses	2,974,875
Less—reduction in expenses due to undertaking—Note 3(a)	(300,378)
Net Expenses	2,674,497
Investment Income—Net	13,756,993
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,637,502)
Net realized gain (loss) on forward foreign currency exchange contracts	272,160
Net Realized Gain (Loss)	(1,365,342)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	8,170,679
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	206,514
Net Unrealized Appreciation (Depreciation)	8,377,193
Net Realized and Unrealized Gain (Loss) on Investments	7,011,851
Net Increase in Net Assets Resulting from Operations	20,768,844

See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended September 30, 2012 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(68,850,085)
Proceeds from sales of portfolio securities	66,829,660
Net proceeds from sale of short-term securities	8,080,175
Interest received	16,623,559
Dividends received	104,839
Interest and loan fees paid	(866,909)
Operating expenses paid	(304,954)
Paid to The Dreyfus Corporation	(1,516,169)
Realized gain from foreign exchange contracts transactions	272,160
		20,372,276
Cash Flows from Financing Activities ($):
Dividends paid	(19,249,610)
Increase in loan oustanding	—	(19,249,610)
Net increase in cash		1,122,666
Cash at beginning of period		796,690
Cash and cash denominated in
foreign currencies at end of period		1,919,356
Reconciliation of Net Increase in Net Assets Resulting from
Operations to Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Resulting from Operations		20,768,844
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities ($):
Purchases of portfolio securities		(68,850,085)
Proceeds from sales of portfolio securities		66,829,660
Net proceeds from sale of short-term securities		8,080,175
Increase in interest receivable		(143,155)
Decrease in interest and loan fees payable		(4,481)
Decrease in accrued operating expenses		(38,769)
Decrease in Due to The Dreyfus Corporation and affiliates		(10,026)
Decrease in prepaid expenses		39,741
Net realized loss on investments and foreign currency transactions		1,365,342
Net unrealized appreciation on
investments and foreign currency transactions		(8,377,193)
Decrease in dividends receivable		387
Net amortization of premiums on investments		439,676
Realized gain from foreign exchange contracts transactions		272,160
Net Cash Provided by Operating Activities		20,372,276

See notes to financial statements.

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012
Operations ($):
Investment income—net	13,756,993	29,808,962
Net realized gain (loss) on investments	(1,365,342)	(5,736,550)
Net unrealized appreciation
(depreciation) on investments	8,377,193	(13,608,335)
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,768,844	10,464,077
Dividends to Shareholders from ($):
Investment income—net	(16,647,410)	(36,379,304)
Beneficial Interest Transactions ($):
Dividends reinvested—Note 1(e)	291,590	1,637,220
Total Increase (Decrease) in Net Assets	4,413,024	(24,278,007)
Net Assets ($):
Beginning of Period	281,896,645	306,174,652
End of Period	286,309,669	281,896,645
Undistributed investment income—net	1,248,768	4,139,185
Capital Share Transactions (Shares):
Shares issued for dividends reinvested	68,462	375,092

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

Six Months Ended
September 30, 2012				Year Ended March 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	3.90		4.25	4.08	2.90	4.09	4.72
Investment Operations:
Investment income—net[a]	.19		.41	.47	.44	.38	.34
Net realized and unrealized
gain (loss) on investments	.09		(.26)	.22	1.13	(1.22)	(.63)
Total from Investment Operations	.28		.15	.69	1.57	(.84)	(.29)
Distributions:
Dividends from
investment income—net	(.23)		(.50)	(.52)	(.39)	(.35)	(.34)
Net asset value, end of period	3.95		3.90	4.25	4.08	2.90	4.09
Market value, end of period	4.35		4.65	4.67	4.34	2.45	3.47
Total Return (%)[b]	(1.24)[c]		11.65	21.45	97.45	(20.03)	(11.75)
Ratios/Supplemental Data (%):
Ratio of total expenses, exclusive of
interest, to average net assets	1.50	[d]	1.50	1.57	1.71	1.51	1.60
Ratio of net expenses, exclusive of
interest, to average net assets	1.29	[d]	1.29	1.33	1.36	1.10	1.18
Ratio of interest expense
to average net assets	.61	[d]	.61	.67	1.08	1.61	2.34
Ratio of net investment income
to average net assets	9.80	[d]	10.60	11.60	11.93	10.96	7.64
Portfolio Turnover Rate	18.65	[c]	57.91	65.63	82.02	48.80	49.38
Net Assets, end of period
($ x 1,000)	286,310		281,897	306,175	291,961	207,446	292,500
Average borrowings
outstanding ($ x 1,000)	120,000		120,000	118,677	111,334	94,866	129,549
Weighted average
number of fund shares
outstanding ($ x 1,000)	72,384		72,194	71,772	71,488	71,487	71,487
Average amount of
debt per share ($)	1.66		1.66	1.65	1.56	1.33	1.81

a	Based on average shares outstanding at each month end.
b	Calculated based on market value.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Strategies Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company. The fund’s primary investment objective is to seek high current income. Under normal market conditions, the fund invests at least 65% of its total assets in income securities of U.S. issuers rated below investment grade quality or unrated income securities that The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serving as the fund’s investment manager and administrator, determines to be of comparable quality.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board ofTrustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	397,005,379	—	397,005,379
Mutual Funds	335,019	—	—	335,019
Preferred Stocks†	—	2,479,311	—	2,479,311
U.S. Treasury	—	249,911	—	249,911
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	137,231	—	137,231

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At September 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended September 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	3/31/2012	($)	Purchases ($)	Sales ($)	9/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	8,665,087		48,457,100	56,787,168	335,019.1

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains could be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, Computershare Shareowner Services LLC, not an affiliate of the Manager, will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly.As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On September 27, 2012, the Board declared a cash dividend of $0.035 per share from investment income-net, payable on October 29, 2012 to shareholders of record as of the close of business on October 12, 2012.The ex-dividend date is October 10, 2012.

(f) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

The fund is permitted to invest up to 5% of its assets directly in the common stock of junk bond issuers.This percentage will be in addition to any other common stock holdings acquired as part of warrants

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or “units”, so that the fund’s total common stock holdings could exceed 5% at a particular time. However, the fund currently intends to invest directly in common stocks (including those offered in an initial public offering) to gain sector exposure and when suitable junk bonds are not available for sale.The fund expects to sell the common stock promptly when suitable junk bonds are subsequently acquired.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $93,439,114 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2012. If not applied, $19,946,264 of the carryover expires in fiscal year 2014, $8,379,964 expires in fiscal year 2016, $24,707,290 expires in fiscal year 2017 and $33,464,139 expires in fiscal year 2018.The fund has $4,083,858 of post-enactment short-term losses and $2,857,599 of post-enactment long-term losses which can be carried forward for an unlimited period. It is uncertain that the fund will be able to utilize most of its capital loss carryovers prior to its expiration date.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2012 was as follows: ordinary income $36,379,304. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”).These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”).ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Borrowings:

The fund has a $125,000,000 Revolving Credit and Security Agreement (the “Agreement”), which was renewed until November 26, 2013, subject to certain amendments. Under the terms of the Agreement, the fund may borrow “Advances” (including Eurodollar Advances) on a collateralized basis with certain fund assets used as collateral, which amounted to $347,311,969 as of September 30, 2012. The interest to be paid by the fund on such Advances is determined with reference to the principal amount of each Advance (and/or Eurodollar Advance) outstanding from time to time. During the period ended September 30, 2012, the fund paid $305,000 and $317,708, respectively, in respect of a Program fee and a Liquidity fee under the Agreement and interest on the loan of $239,720.

The average amount of borrowings outstanding under the Agreement during the period ended September 30, 2012 was $120,000,000, with a related weighted average annualized interest rate of .40%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management and administration agreement with the Manager, the management and administration fee is computed at the annual rate of .90% of the value of the fund’s average weekly total assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the “Managed Assets”) and is payable monthly.

The Manager has agreed to waive receipt of a portion of the fund’s management and administration fee in the amount of .15% of the Managed Assets until March 31, 2013.The reduction in expenses, pursuant to the undertaking, amounted to $300,378 during the period ended September 30, 2012.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2012, the fund was charged $21,761 pursuant to the custody agreement.

During the period ended September 30, 2012, the fund was charged $4,002 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $300,966, custodian fees $13,208 and Chief Compliance Officer fees $1,991, which are offset against an expense reimbursement currently in effect in the amount of $49,621.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2012, amounted to $77,410,324 and $72,297,677, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended September 30, 2012 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at September 30, 2012:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
British Pound, Expiring
10/30/2012 [a]	3,640,000	5,902,260	5,877,281	24,979
Euro, Expiring:
10/30/2012 [a]	860,000	1,115,867	1,105,507	10,360
10/30/2012 [b]	1,940,000	2,515,955	2,493,819	22,136
10/30/2012 [c]	4,630,000	6,006,823	5,951,743	55,080
10/30/2012 [d]	1,490,000	1,939,190	1,915,356	23,834
10/30/2012 [e]	70,000	90,825	89,983	842
				137,231

Counterparties:
a	Goldman Sachs
b	Commonwealth Bank of Australia
c	Credit Suisse First Boston
d	Morgan Stanley
e	UBS

The following summarizes the average market value of derivatives outstanding during the period ended September 30, 2012:

Average Market Value ($)
Forward contracts	14,207,589

At September 30, 2012, accumulated net unrealized appreciation on investments was $20,767,700, consisting of $23,539,330 gross unrealized appreciation and $2,771,630 gross unrealized depreciation.

At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	35

NOTES

OFFICERS AND TRUSTEES
Dreyfus High Yield Strategies Fund

200 Park Avenue
New York, NY 10166

Trustees	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Francine J. Bovich†	Robert Salviolo
James M. Fitzgibbons	Robert Svagna
J. Tomlinson Fort††	Chief Compliance Officer
Kenneth A. Himmel	Joseph W. Connolly
Stephen J. Lockwood
Roslyn M.Watson	Portfolio Managers
Benaree Pratt Wiley	Chris Barris
Kevin Cronk
Officers	Stephen Sylvester
President
Bradley J. Skapyak	Manager
Vice President and Secretary	The Dreyfus Corporation
Janette E. Farragher	Custodian
Vice Presidents and Assistant Secretaries	The Bank of New York Mellon
Kiesha Astwood
James Bitetto	Counsel
Joni Lacks Charatan	K&L Gates LLP
Joseph M. Chioffi
John B. Hammalian	Transfer Agent,
Robert R. Mullery	Dividend Disbursing Agent
Jeff Prusnofsky	Computershare Shareowner Services LLC
Treasurer
James Windels	Stock Exchange Listing
Assistant Treasurers	NYSE Symbol: DHF
Richard Cassaro	Initial SEC Effective Date
Gavin C. Reilly
4/23/98
Robert S. Robol

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Investment CompanyAct of 1940, as amended, that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

†	Effective October 27, 2011, Ms. Bovich was elected as a Class I Trustee of the fund by the Board members of the fund who are not “interested persons” (as defined in the Act) of the fund.At a shareholder meeting held on August
2, 2012, Ms. Bovich was elected as a Class I Trustee of the fund by shareholders of the fund.
††	Effective April 12, 2008, Mr. Fort became an Emeritus Board Member.

The Fund	37

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 20, 2012

By: /s/James Windels
James Windels, Treasurer
Date:	November 20, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)